Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

As of December 31, 2025 and June 30, 2025, prepaid expenses and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2025	2025
Prepaid tax	$451,933	$734,428
Prepaid expenses	-	31,159
Deposit (1)	-	907,365
Lease payment accrued (2)	-	939,059
Receivables from equity transfer- third parties (4)	9,913,992	-
Receivables from equity transfer - related parties (5)	142,998	-
Other receivables – third parties (3)	160,132	172,000
Other receivables – related parties	-	1,068
	10,669,055	2,785,079
Allowance for credit losses- third parties (3)	(137,629)	(134,829)
	$10,531,426	$2,650,250

(1)	The deposit was paid by the Company pursuant to the building subcontract agreement and collected from three decoration companies.

(2)	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which results from the significant discount of lease payment during the first year (around 90% of the third or fourth year).

(3)	Other receivables mainly represent other receivable items, such as employees’ temporally loan for business, prepaid social funds, refundable from third parties, etc. Included in the other receivables, full allowance provision was made for refundable from third parties of $137,629 and $134,829 as of December 31, 2025 and June 30, 2025.

(4)	Receivables from equity transfer- third parties represents the receivable of proceeds from disposal 100% equity interest of Heliheng.

(5)	Receivables from equity transfer- third parties represents the receivable of proceeds from disposal 20% equity interest of JamBox